Climate change and energy transition - Additional information 6 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Climate Change and Energy Transition [Line Items]
Global oil production %	1.50%
Global gas production %	2.00%
Deferred tax	$ 6,857	$ 6,454
Provision for decommissioning and restoration, undiscounted	32,000	33,000
Amount of provisions expected to be utilized	$ 18,484	19,000
Decommissioning term	50 years
Onerous contracts provision	$ 1,100	1,100
Assets tested for exposure to climate related risks	70.00%
Assets exposed to climate related risks	12.00%
Forecast | Retained earnings
Disclosure of Climate Change and Energy Transition [Line Items]
Increase through realisation of merger reserve	$ 234,000
Brazil, Malaysia and Australia
Disclosure of Climate Change and Energy Transition [Line Items]
Deferred tax	$ 625	$ 241
All other segments
Disclosure of Climate Change and Energy Transition [Line Items]
Nominal post-tax discount rate	7.50%	7.50%
Chemical & products and Marketing
Disclosure of Climate Change and Energy Transition [Line Items]
Deferred tax	$ 315	$ 455
Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Planning horizon	10 years
Bottom of range | Integrated Gas and Upstream segments | IEA NZE50 | Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Decrease in recoverable amount of assets	$ (26,000)
Top of range | Integrated Gas and Upstream segments | IEA NZE50 | Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Decrease in recoverable amount of assets	$ (34,000)
Actuarial assumption of discount rates
Disclosure of Climate Change and Energy Transition [Line Items]
Range of assumptions, possible increase	1.00%
Actuarial assumption of discount rates | All other segments
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 0	1,000
Actuarial assumption of discount rates | Bottom of range | Integrated Gas and Upstream segments
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	1,000	2,000
Actuarial assumption of discount rates | Top of range | Integrated Gas and Upstream segments
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 3,000	$ 4,000
Power infrastructure
Disclosure of Climate Change and Energy Transition [Line Items]
Nominal post-tax discount rate	7.50%
Other PPE
Disclosure of Climate Change and Energy Transition [Line Items]
Nominal post-tax discount rate	6.00%